Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 264,610		¥ 180,051
Accumulated depreciation and amortization	(138,916)		(87,498)
Total property, equipment and software, net	125,694	$ 19,263	92,553
Computers and Equipment
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	138,188		95,336
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	15,539		12,316
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	56,462		35,499
Software
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	41,849		¥ 36,900
Construction In Progress
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 12,572